Consolidated Statements of Cash Flows - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Loss for the year	[1]	$ (7,259,918)	$ (5,779,841)
Adjustments required to reconcile net loss for the year to net cash used in operating activities:
Depreciation		20,838	54,719
Decrease in liability for employee rights upon retirement, net			(28,452)
Issuance of shares to employees and service providers		2,477,544	856,064
IPR&D recorded in respect of purchase of NTWO OFF Ltd.		1,661,707
Share based compensation to employees and directors		23,700	84,171
Gain from sales of property and equipment		(12,294)
Gain from standby equity purchase agreement I		(1,157,647)
Change in fair value of investment in nonconsolidated affiliate		713,593
Exchange rate differences on operating leases		13,064	(13,731)
Decrease (Increase) in accounts receivable, net		85,590	(19,967)
Increase in inventories		(39,807)	(59,103)
Decrease in prepaid expenses and other current assets		164,880	39,888
Decrease in accounts payable		(90,954)	(116,580)
Increase (decrease) in other liabilities		173,360	(112,083)
Decrease in operating lease expense		59,883	66,647
Change in operating lease liability		(66,298)	(68,858)
Net cash used in operating activities		(3,232,759)	(5,097,126)
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in nonconsolidated affiliate		(1,542,349)
Proceeds from sales of property and equipment		22,789
Purchase of property and equipment			(51,689)
Net cash used in investing activities		(1,519,560)	(51,689)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from promissory note		700,000
Repayments of long-term loans from banking institutions and other		(700,000)	(8,390)
Proceeds from standby equity purchase agreement, net		3,472,712
Proceeds from shares issued for cash, net of issuance costs			4,103,330
Net cash provided by financing activities		3,472,712	4,094,940
Effect of exchange rate changes on cash and cash equivalents		7,010	(2,966)
DECREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH		(1,272,597)	(1,056,841)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR		5,750,771	6,807,612
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF YEAR		4,478,174	5,750,771
Non-cash transactions:
Termination of lease liability		21,114
Initial recognition of operating lease right-of-use assets		15,709	47,280
Issuance of shares in exchange for investment in nonconsolidated affiliate (see Note 10)		826,705
Issuance of shares for future services		422,163	61,006
Issuance of shares for commitment fee (see Note 10(21))		$ 254,274

[1]	Adjusted to reflect